UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     October 21, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $83,111 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS INTL INC           NOTE 3.750% 4/1  023178AA4     2025  4500000 PRN      DEFINED 01            4500000        0        0
COMCAST CORP NEW               CL A             20030N101     5908   350000 SH       DEFINED 01             350000        0        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     8085 21000000 PRN      DEFINED 01           21000000        0        0
COMPUCREDIT CORP               NOTE 3.625% 5/3  20478NAB6     5075 10000000 PRN      DEFINED 01           10000000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0     1960 14000000 PRN      DEFINED 01           14000000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    17160  1125000 SH       DEFINED 01            1125000        0        0
HRPT PPTYS TR                  PFD CONV D       40426W507    11683   650000 SH       DEFINED 01             650000        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7     9150 10000000 PRN      DEFINED 01           10000000        0        0
LDK SOLAR CO LTD               NOTE 4.750% 4/1  50183LAB3     3534  5000000 PRN      DEFINED 01            5000000        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107      553    64178 SH       DEFINED 01              64178        0        0
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1     3790  4000000 PRN      DEFINED 01            4000000        0        0
UAL CORP                       DBCV 5.000% 2/0  902549AE4     4221  5000000 PRN      DEFINED 01            5000000        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7     9967 12500000 PRN      DEFINED 01           12500000        0        0